Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings per Share

Note 8 – Earnings per Share

Basic and diluted earnings (loss) per share are calculated using the weighted-average number of ordinary shares outstanding during the period.

For the six months ended June 30, 2025, the Company reported a profit of USD 5.213 million (presented as a negative number in the Company’s historic reporting convention). Because the Company generated profit and had no dilutive securities, basic and diluted EPS are the same.